Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss attributable to common stockholders, basic	$ (4,583)	$ (58,932)	$ (10,542)	$ (65,526)	$ (65,393)	$ 158,666
Net loss attributable to common stockholders, dilutive	$ (4,583)	$ (58,932)	$ (10,542)	$ (65,526)	$ (65,393)	$ (72,108)
Denominator:
Weighted-average common shares outstanding, basic	2,079,609	233,660	1,905,837	233,660	789,338	172,187
Weighted-average common shares outstanding, diluted	2,079,609	233,660	1,905,837	233,660	789,338	465,298
Net loss per share, basic	$ (2.2)	$ (252.21)	$ (5.53)	$ (280.43)	$ (82.85)	$ 921.47
Net loss per share, diluted	$ (2.2)	$ (252.21)	$ (5.53)	$ (280.43)	$ (82.85)	$ (154.97)